Statements of Changes in Net Assets Available for Benefits - EBP 333 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 12,429,870	$ 11,578,862
Participant	20,177,500	18,637,824
Rollover	2,292,632	1,918,443
Total contributions	34,900,002	32,135,129
Investment income
Interest on notes receivable from participants	535,076	452,325
Plan's interest in Master Trust net investment gain	68,325,617	56,053,095
Total investment income	68,860,693	56,505,420
Other income	298,302	542,567
Total additions	104,058,997	89,183,116
Deductions:
Benefits paid to participants and other deductions	55,325,414	48,711,297
Administrative expenses	384,220	465,699
Total deductions	55,709,634	49,176,996
Net increase before net assets transferred	48,349,363	40,006,120
Net assets transferred from other qualified plans	0	3,766
Net assets transferred to the Worthington Steel, Inc. 401(k) Retirement Savings Plan	0	(469,778,167)
Net assets transferred from the Worthington Enterprises, Inc. 401(k) Plan for Collectively Bargained Employees	48	15,012
Net increase (decrease) in net assets	48,349,411	(429,753,269)
Net assets available for benefits at beginning of year	434,841,230	864,594,499
Net assets available for benefits at end of year	$ 483,190,641	$ 434,841,230